Income Tax (Credit) Expense	12 Months Ended
Dec. 31, 2022
Disclosure of Income Tax [Abstract]
Income Tax (Credit) Expense
10.	INCOME TAX (CREDIT) EXPENSE
The Company is exempted from taxation under the laws of the Cayman Islands.
The US Corporate Income Tax (“CIT”) includes (a) federal income tax calculated at a flat rate of 21% on the US federal taxable income in accordance to the Tax Cuts and Jobs Act of 2017; (b) state income tax calculated at a fixed rate of 8.84% on the state taxable income for California, US. The income subject to tax in California is calculated based on the federal taxable income with state tax adjustments, which is then allocated or apportioned to the respective state (i.e. percentage of taxable income that should be apportioned or specially allocated to the respective states in which the Group operates) based on the apportionment factors provided from the state tax returns in previous year, and (c) state minimum tax if there is no assessable profit.
The
 Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted on March
27
,
2020
in the US. Under the CARES Act, the companies incorporated in the US can carry back net operating loss incurred (if any), in the calendar years ended December
31
,
2018
,
2019
and
2020
to previous five financial years that has taxable profit for tax refund. As such, the subsidiary of the Company in the US is eligible to carry back approximately US$
976
net operating loss incurred in the year ended December
31
,
2020
which give rise to approximately US$
205
tax credit and such tax credit has been credited to the profit or loss and recognized as tax recoverable on the consolidated statement of financial position as at December
31
,
2020
.
No
such tax credit has been credited to the profit and loss during the years ended December
31
,
2021
and
2022
.
The PRC enterprises income tax (“EIT”) is calculated at the prevailing tax rate on the taxable income of the subsidiaries operating in the PRC. Under the Law of the PRC on EIT (the “EIT Law”) and Implementation Regulation of the EIT Law, the applicable tax rate of the PRC subsidiaries is at 25% during the years ended December 31, 2020, 2021 and 2022.
Under the Treasury Law Amendment (Enterprise Tax Plan Base Rate Entities) Bill 2018 of Australia, qualifying base rate entities that meet aggregate turnover threshold can be eligible for a lower corporate tax rate. Upon assessment on the base rate entity qualification on an ongoing basis, Apollomics (Australia) Pty. Ltd., a wholly-owned subsidiary of the Company, applies to a corporate tax rate of
30%, 26% and 25% for the years ended December 31, 2020, 2021 and 2022, respectively.

Hong Kong Profits Tax is calculated at
16.5
% of the estimated assessable profit for a Hong Kong incorporated subsidiary.

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
US CIT
— current year	(205)	1	1
— over-provision in respect of prior years	(58)	—	—
Deferred tax (Note 17)	178	—	—

	(85)	1	1

Other than the subsidiary operating in the US,
no
provision for income taxation has been made as the Company and the other subsidiaries either had no
assessable profit or incurred tax losses in the PRC, Australia and Hong Kong for the years ended December
31
,
2020
,
2021
and
2022
.
The income tax (credit) expense for the years ended December 31, 2020, 2021 and 2022 can be reconciled to the loss before taxation per the consolidated statements of profit or loss and other comprehensive income as follows:

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Loss before taxation	(74,905)	(94,796)	(240,810)

Tax at the US federal tax rate of 21%	(15,730)	(19,907)	(50,570)
Tax effect of expenses not deductible for tax purpose	10,258	20,419	45,739
Tax effect of income not taxable for tax purpose	(386)	(309)	(257)
Tax effect of additional qualified expenses deductible for tax purpose (note)	—	—	(1,517)
Over-provision in respect of prior years	(58)	—	—
Tax effect of tax losses not recognized	6,461	360	7,027
Tax effect of CARES Act	(205)	—	—
Tax effect of foreign tax differential rates	(425)	(562)	(421)

Income tax (credit) expense for the year	(85)	1	1

Note: The amount represents additional
75
% income tax deduction in
respect
of qualifying research and development expenditures incurred for the year.